Reserves for unpaid losses and loss adjustment expenses - By segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	$ (103.8)	$ 7.3	$ 0.6
Asbestos losses	0.0	(6.9)	59.0
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1
Pre-tax un-accreted adjustment	0.7
Global Reinsurance
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	(103.6)	(25.3)
Other property
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development		(34.9)
Property Catastrophe Excess
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development		(13.2)
Hurricanes Harvey, Irma and Maria
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development		(21.4)
Global A&H
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development		15.0
U.S. Specialty
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development			(9.9)
Marine
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development		6.8	(5.4)
Trade credit
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development			(4.2)
Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development		7.9	(1.7)
Contingency
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development			(0.8)
Casualty
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development	$ (13.0)
Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Unfavorable (favorable) loss reserve development		$ 17.6	$ (45.7)